Financial risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 1,695	$ 2,474	$ (924)
10% decrease in future copper prices	(1,681)	(2,459)	926
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	72,847	83,955	88,508
10% decrease in future copper prices	$ (72,847)	$ (83,955)	$ (88,508)